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                       SUPPLEMENT DATED FEBRUARY 20, 2003
                                       TO
                   MONY AMERICA VARIABLE ACCOUNT L PROSPECTUS
                                DATED MAY 1, 2002

                                    Issued by
                     MONY Life Insurance Company of America

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

         Effective March 1, 2003, the following subaccounts will no longer be available under your Policy:

                           Enterprise Balanced Subaccount
                           Enterprise Emerging Countries Subaccount
                           Enterprise Mid-Cap Growth Subaccount
                           Enterprise Worldwide Growth Subaccount

Registration No. 333-56969                  Form No. 14428 SL (Supp 2/20/03)
Registration No. 333-64417                  Form No. 14430 SL (Supp 2/20/03)
                                            Form No. 14552 SA (Supp 2/20/03)